Basis of preparation Disclosure of updates to significant accounting policies (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of updates to significant accounting policies [Line Items]
Issue of perpetual hybrid bonds	$ 11,861
Non-controlling interests [member] | Non-controlling interests, hybrid bonds [Member]
Disclosure of updates to significant accounting policies [Line Items]
Issue of perpetual hybrid bonds	$ 11,909